ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	Dec. 15, 2023	Sep. 14, 2022	Sep. 13, 2022	Apr. 27, 2022	Feb. 28, 2022	Dec. 31, 2021	Oct. 01, 2017
SYLA Brain Co., Ltd. [Member]
Entity ownership interest				5.00%		67.00%
SYLA Solar Co., Ltd. [Member]
Entity ownership interest					100.00%
Makoto Ariki [Member]
Entity ownership interest			50.00%	5.00%
SYLA Biotech Co., Ltd. [Member]
Entity ownership interest	40.00%	60.00%	50.00%
Ownership interest upon acquisition	100.00%
SYLA Co., Ltd. [Member]
Entity ownership interest							100.00%